Debt instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Instruments
Financial assets	$ 428,772	$ 432,061
Amount due for settlement within 12 months	26,014	10,135
Total debt instruments	26,014	10,135
Financial liabilities at amortized cost
Debt Instruments
Total debt instruments	26,014	10,135
Financial liabilities at amortized cost | Commercial Paper
Debt Instruments
Total debt instruments	$ 26,014	$ 10,135